Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 3 – LIQUIDITY AND GOING CONCERN

As shown in the accompanying condensed consolidated financial statements as of September 30, 2024, the Company had an accumulated deficit of approximately $97.7 million and negative working capital of approximately $3.3 million. At September 30, 2024, the Company had long term debt of approximately $24.5 million and approximately $830 thousand of unrestricted cash on hand. For the nine months ended September 30, 2024, the Company recognized a net loss of approximately $20.9 million and negative cash flows from operations of approximately $10.3 million. Since inception, the Company has met its cash needs through proceeds from issuing convertible notes, warrants, and common stock as well as receiving loans from various lenders.

The Company currently projects that it will need additional capital to fund its current operations and capital investment requirements until the Company scales to a revenue level that permits cash self-sufficiency. As a result, the Company needs to raise additional capital or secure debt funding to support on-going operations until such time. This projection is based on the Company’s current expectations regarding revenues, expenditures, cash burn rate and other operating assumptions. The sources of this capital are anticipated to be from the sale of equity and/or the issuance of debt. Alternatively, or in addition, the Company may seek to sell assets which it regards as non-strategic. Any of the foregoing may not be achievable on favorable terms, or at all. Additionally, any debt or equity transactions may cause significant dilution to existing stockholders.

If the Company is unable to raise additional capital moving forward, its ability to operate in the normal course and continue to invest in its product portfolio may be materially and adversely impacted and the Company may be forced to scale back operations or divest some or all of its assets.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these unaudited condensed consolidated financial statements are issued. These unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

On December 14, 2023, the Company, through Maestro, entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Payflex Systems USA, Inc. (“Payflex”), pursuant to which the Company agreed to sell certain assets relating to the consumer directed benefits business. Pursuant to the Asset Purchase Agreement, Payflex agreed to pay the Company $1 million in cash as well as assume certain liabilities. In addition, provided that two customer agreements remain in place by September 1, 2024, and January 1, 2025, respectively, Payflex shall pay an additional contingent fee of $500 thousand per customer agreement. On September 9, 2024, Payflex made a payment of $227 thousand, which was net of $73 thousand of transition expenses. The Asset Purchase Agreement contains customary representations and warranties and covenants. The transaction contemplated by the Asset Purchase Agreement closed on December 14, 2023.

On January 16, 2024, the Company entered into a securities purchase agreement (the “Second SPA”) with certain Company insiders consisting of HillCour Investment Fund, LLC (“HillCour”), an entity controlled by the Company’s Chief Executive Officer, the Company’s Chairman, and one of the Company’s directors, pursuant to which the Company agreed to issue and sell 1,322,100 shares of Common Stock in a private placement, at a purchase price of $0.9201 per share (or the consolidated closing bid price of the Company’s Common Stock on Nasdaq as of January 16, 2024). The securities issued in the Second SPA are exempt from the registration requirements of the Securities Act pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506(b) of Regulation D promulgated thereunder. The securities have not been registered under the Securities Act and may not be sold in the United States absent registration or an exemption from registration.

On February 5, 2024, the Company entered into an Agreement of Sale of Future Receipts (the “Libertas Agreement”) with Libertas Funding LLC (“Libertas”). Under the Libertas Agreement, the Company sold to Libertas future receipts totaling $2.2 million for a purchase price of $1.7 million. At the closing of the Libertas Agreement, the Company received cash proceeds of $1.5 million, net of the first payment of $157 thousand.

Pursuant to the terms of the Libertas Agreement, the Company agreed to pay Libertas $57 thousand each week, including interest, based upon an anticipated 20% of its future receivables until such time as $2.2 million has been paid, a period Libertas and the Company estimate to be approximately 11 months. The Libertas Agreement also contains customary affirmative and negative conventions, representations and warranties, and default and terminations provisions. In April 2024, the Company repaid $1.8 million to Libertas to satisfy the Libertas Agreement in full.

On February 7, 2024, the Company entered into Amendment No. 1 to Purchase Agreement (the “AXA Amendment”) with AXA S.A., a French société anonyme (“AXA”). The AXA Amendment amends the Membership Interest Purchase Agreement, dated August 4, 2022 (the “AXA Agreement”), executed by and among the Company, XL America Inc., a Delaware corporation, Seaview Re Holdings Inc., a Delaware corporation and AXA, pursuant to which the Company acquired all the membership interests of Maestro.

Pursuant to the AXA Amendment, the parties agreed to reduce the Base Purchase and the Full Base Amount each Price (as defined in the AXA Agreement) by three million dollars in the aggregate, provided that by December 31, 2024, (i) the Company’s largest shareholder has contributed at least three million dollars in equity, (ii) the Company maintains a listing of its securities on Nasdaq or a nationally recognized stock exchange and (iii) between February 29, 2024 and April 15, 2024, the Company makes all timely payments owed under the AXA Agreement (collectively, the “Reduction Criteria”).

In addition, the AXA Amendment provides that the requirement by the Company to pay AXA an amount equal to thirty five percent of the net proceeds, shall be deferred for any such funds raised in calendar year 2024 such that any such payments shall be paid no later than January 15, 2025, and any amounts due as a result of private offerings of any officers or directors of the Company shall be due and payable no later than December 31, 2025.

The AXA Amendment also provides that the Company shall make three monthly payments of $158 thousand on or prior to February 29, 2024, March 31, 2024 and April 15, 2024 for the 2024 year, as well as make such total accumulated annual payments of $2.3 million, $5.3 million, $13.3 million and $22.3 million in years 2024, 2025, 2026 and 2027 if the Reduction Criteria are met or $2.3 million, $8.3 million, $16.3 million and $25.3 million in years 2024, 2025, 2026 and 2027, respectively. The Company made timely payments of $158 thousand for February, March and April 2024.

On March 7, 2024, the Company entered into a securities purchase agreement with HillCour pursuant to which the Company agreed to issue and sell 910,000 shares of Common Stock in a private placement, at a purchase price of $1.65 per share (or the consolidated closing bid price of the Company’s Common Stock on Nasdaq as of March 7, 2024).

On April 15, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with each of the purchasers that are parties thereto (each, including its successors and assigns, a “Purchaser” and collectively, the “Purchasers”) and JGB Collateral LLC (“JGB”), a Delaware limited liability company, as collateral agent for the Purchasers (the “Agent”). Pursuant to the terms of the Purchase Agreement, on April 15, 2024, the Company issued the Senior Secured Convertible Debentures (the “Debentures”) due on April 15, 2027 for a principal sum of $11.83 million, subject to the redemption of $5 million at the Company’s election. In accordance with the Purchase Agreement JGB purchased an aggregate of $6.35 million in principal amount of the Debentures. On June 21, 2024, the Company elected not to redeem an additional $5 million of the Debentures with JGB. See Note 9.

On May 24, 2024, the Company informed the staff of the Nasdaq Stock Market LLC of its intention to withdraw from the Nasdaq hearings process and transition the listing of its common shares from the Nasdaq Capital Market (“Nasdaq”) and have the Shares quoted on the OTCQX Market (“OTCQX”).

On August 28, 2024, the Company entered into a securities purchase agreement with two investors, including HillCour, pursuant to which the Company agreed to issue and sell an aggregate of 2,702,702 shares of its Common Stock (of which HillCour purchased 1,351,351 shares of Common Stock) in a private placement, at a purchase price of $0.481 per share (or the closing bid price of the Company’s Common Stock on OTCQX on August 28, 2024).

NOTE 2 – LIQUIDITY AND GOING CONCERN

As shown in the accompanying consolidated financial statements as of and for the year ended December 31, 2023, the Company has an accumulated deficit of approximately $76.7 million and negative working capital of approximately $3.8 million. As of December 31, 2023, the Company had short-term debt of approximately $0.6 million and long-term debt of approximately $19.4 million and approximately $1.1 million of unrestricted cash on hand. For the years ended December 31, 2023 and 2022, the Company has reported operating losses and negative cash flows from operations. The Company has met its cash needs primarily through proceeds from issuing convertible notes, warrants, and sales of its common stock.

The Company currently projects that it will need additional capital to fund its current operations and capital investment requirements until the Company scales to a revenue level that permits cash self-sufficiency. As a result, the Company needs to raise additional capital or secure debt funding to support on-going operations until such time. This projection is based on the Company’s current expectations regarding revenues, expenditures, cash burn rate and other operating assumptions. The sources of this capital are anticipated to be from the sale of equity and/or issuance of debt. Alternatively, or in addition, the Company may seek to sell assets which it regards as non-strategic. Any of the foregoing may not be achievable on favorable terms, or at all. Additionally, any debt or equity transactions may cause significant dilution to existing stockholders.

If the Company is unable to raise additional capital moving forward, its ability to operate in the normal course and continue to invest in its product portfolio may be materially and adversely impacted and the Company may be forced to scale back operations or divest some or all of its assets.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these consolidated financial statements are issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

On December 14, 2023, the Company, through Maestro, entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Payflex Systems USA, Inc. (“Payflex”), pursuant to which the Company agreed to sell certain assets relating to the consumer directed benefits business. Pursuant to the Asset Purchase Agreement, Payflex agreed to pay the Company $1 million in cash as well as assume certain liabilities. In addition, provided that two customer agreements remain in place by September 1, 2024, and January 1, 2025, respectively, Payflex shall pay an additional contingent fee of $500,000 per customer agreement. The Asset Purchase Agreement contains customary representations and warranties and covenants. The transaction contemplated by the Asset Purchase Agreement closed on December 14, 2023.

On December 14, 2023, the Company entered into a securities purchase agreement (the “First SPA”) with HillCour Investment Fund, LLC, an entity controlled by the Company’s Chief Executive Officer, pursuant to which the Company agreed to issue and sell 150,000 shares of Common Stock in a private placement, at a purchase price of $1.97 per share (or the consolidated closing bid price of the Company’s Common Stock on Nasdaq as of December 14, 2023).